Organization (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Subsidiaries of Company and its Consolidated Variable Interest Entities
(a)	As of December 31, 2017, significant subsidiaries of the Company and its consolidated variable interest entities (the “VIEs”) where the Company or its wholly-owned subsidiaries, Garena Limited, Shopee Limited or Airpay Limited, is the primary beneficiary (collectively refers to as the “Primary Beneficiary”) include the following entities:

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company<4		Principal activities
			2016	2017
Subsidiaries held by the Company:
Garena Limited (“Garena Cayman”)	March 4, 2015	Cayman Islands	100	100	Investment holding company
Shopee Limited (“Shopee Cayman”)	January 16, 2015	Cayman Islands	100	100	Investment holding company
Airpay Limited (“Airpay Cayman”)	March 27, 2015	Cayman Islands	100	100	Investment holding company
Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development
Garena Ventures Private Limited (“Garena Ventures”)	February 23, 2015	Singapore	100	100	Investment holding company
PT. Garena Indonesia (“PT. Garena”)	December 6, 2012	Indonesia	100	100	Game operations

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company<4		Principal activities
			2016	2017
Subsidiary held by Garena Cayman:
Garena Online (Thailand) Co., Ltd. (“Garena Online (Thailand)”)	August 18, 2011	Thailand	100	100	Game operations
Variable interest entities held by Garena Cayman:
Garena (Taiwan) Co., Ltd (“Garena Taiwan”) <1	March 8, 2010	Taiwan	—	—	Game operations
Vietnam Esports and Entertainment Joint Stock Company (“VEE”) <1,<5	May 10, 2011	Vietnam	—	30	Game operations
Subsidiaries held by Shopee Cayman:
Shopee (Thailand) Co., Ltd. (“Shopee (Thailand)”)	February 2, 2015	Thailand	100	100	Online platform
PT Shopee International Indonesia (“PT Shopee”)	August 5, 2015	Indonesia	100	100	Online platform
Shopee Singapore Private Limited (“Shopee Singapore”)	February 5, 2015	Singapore	100	100	Online platform
Shopee Company Limited (“Shopee Company”) <6	February 10, 2015	Vietnam	—	100	Online platform

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company<4		Principal activities
			2016	2017
Variable interest entity held by Shopee Cayman:
Shopee (Taiwan) Co., Ltd (“Shopee Taiwan”) <2	March 4, 2015	Taiwan	—	—	Online platform
Subsidiary held by Airpay Cayman:
Airpay (Thailand) Co., Ltd. (“Airpay (Thailand)”)	June 16, 2014	Thailand	100	100	Electronic payment services
Variable interest entity held by Airpay Cayman:
Vietnam Esports Development Joint Stock Company (“VED”) <3, <5	June 9, 2009	Vietnam	—	30	Electronic payment services

<1	Collectively, the “Digital Entertainment VIEs”
<2	The “E-Commerce VIE”
<3	The “Digital Financial Services VIE”
<4	Effective ownership in the case of Thailand entities.
<5	In 2017, the VIE Shareholders of VEE and VED transferred 30% equity interests in each of these companies to Garena Cayman and Airpay Cayman, respectively.
<6	In 2017, the VIE Shareholder of Shopee Company transferred its 100% equity interest in Shopee Company to Shopee Cayman.

Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group

The following tables represent the financial information of the VIEs as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2016	2017
	$	$
ASSETS:
Current assets:
Cash and cash equivalents	38,009	92,678
Restricted cash	6,648	28,426
Accounts receivable, net	12,341	16,353
Prepaid expenses and other assets	32,532	58,648
Inventories, net	2,742	7,570
Amount due from related parties	2,619	4
Amounts due from inter-companies(1)	11,797	15,431

Total current assets	106,688	219,110

Non-current assets:
Property and equipment, net	10,618	24,715
Intangible assets, net	875	954
Long-term investments	6,017	4,974
Prepaid expenses and other assets	19,569	12,535
Deferred tax assets	27,723	30,153

Total non-current assets	64,802	73,331

TOTAL ASSETS (2)	171,490	292,441

	As of December 31,
	2016	2017
	$	$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accounts payable	4,557	5,484
Accrued expenses and other payables	47,311	89,489
Advances from customers	5,874	6,091
Amount due to related parties	5,122	1,235
Short-term bank borrowings	1,858	2,013
Deferred revenue	72,285	137,512
Income taxes payable	—	1,673
Amounts due to inter-companies(1)	101,961	55,509

Total current liabilities	238,968	299,006

Non-current liabilities:
Accrued expenses and other payables	240	4,190
Deferred revenue	115,251	61,571
Amounts due to inter-companies(1)	—	180,350
Unrecognized tax benefits	403	2,636

Total non-current liabilities	115,894	248,747

Total liabilities	354,862	547,753

	For the Years Ended December 31,
	2015	2016	2017
	$	$	$
Revenue
- Third party customers	132,404	157,519	201,413
- Inter-companies	2,409	16,651	27,038
Net loss	(38,100)	(56,304)	(91,124)

	For the Years Ended December 31,
	2015	2016	2017
	$	$	$
Net cash used in operating activities	(12,331)	(40,459)	(64,256)
Net cash used in investing activities	(8,040)	(1,343)	(22,509)
Net cash generated from financing activities	34,392	55,478	149,435

(1)	Amounts due from or to inter-companies consist of inter-company receivables or payables to the other companies within the group arising from inter-company transactions, and funds advanced for working capital purpose.
(2)	These assets can be used only to settle the obligations of the respective VIEs.